Annual Operating Expenses {- Semiconductors Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - Semiconductors Portfolio - Semiconductors Portfolio-Default	Apr. 29, 2022
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.68%